Commitments and Contingencies - Summary of Maturity Analysis of the Annual Undiscounted Cash Flows of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Jan. 01, 2021
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021	$ 1,083
2022	1,775
2023	1,436
2024	1,097
2025	1,130
Thereafter	384
Lessee, Operating Lease, Liability, to be Paid, Total	6,906
Less: imputed interest	764
Operating lease liabilities	$ 6,142	$ 1,700